Stock-Based Compensation Plans (Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted) (Detail)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate		1.14%	1.10%	1.07%
Expected lives		6 years 6 months 18 days	6 years 9 months 29 days	7 years 1 month 13 days
Expected volatility	[1]	38.49%	40.00%	42.07%
Expected dividends		0.40%	0.66%	0.75%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.